UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           12/31/09

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-07054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-477-4412


Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
02/16/2010


Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 74

Form 13F Information Table Value Total (x$1000):   $82,862

List of Other Included Managers:    		      None

                                               Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE
							  12/31/2009


		               TITLE		 VALUE     SHARES/   SH/  PUT/  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER		     OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN  CALL  DSCRETN MGERS    SOLE   SHARED  NONE
---------------------------  -------- --------- ---------- --------  ---  ----  ------- ------  ------  ------  ----
--------------------------------------------------------------------------------------------------------------------
agnico-eagle mines ltd		COM	008474108  1,106      20475   SH	 Sole		  20475
axt inc				COM	00246W103    805     247750   SH	 Sole		 247750
barrick gold corp		COM	067901108  1,240      31495   SH	 Sole		  31495
big lots inc			COM	089302103    801      27630   SH	 Sole		  27630
brigham exploration co		COM	109178103  4,080     301140   SH	 Sole		 301140
brooks automation inc		COM	114340102    264      30760   SH	 Sole		  30760
calfrac well services ltd	COM	CA1295841  1,909      96450   SH	 Sole		  96450
carrizo oil & co inc		COM	144577103  2,036      76812   SH	 Sole		  76812
ce franklin ltd			COM	125151100  2,350     349254   SH	 Sole		 349254
complete production services	COM	20453E109  2,652     203988   SH	 Sole		 203988
comstock res inc		COM	205768203  1,069      26350   SH	 Sole		  26350
continental resources inc	COM	212015101    817      19048   SH	 Sole		  19048
eagle bulk shipping inc		COM	Y2187A101    777     156920   SH	 Sole		 156920
energy fuels inc		COM	292671104    143     602530   SH	 Sole		 602530
ethan allen interiors inc	COM	297602104  1,254      93440   SH	 Sole		  93440
evergreen energy inc		COM	30024B104    215     641253   SH	 Sole		 641253
evergreen energy inc-warrants	COM	30024B104	    5543562   SH	 Sole		5543562
excel maritime carriers ltd	COM	V3267N107    785     127400   SH	 Sole		 127400
exco resources inc		COM	269279402  1,898      89400   SH	 Sole		  89400
flow intl corp			COM	343468104    849     275540   SH	 Sole		 275540
forest oil corp			COM	346091705    602      27050   SH	 Sole		  27050
genco shipping & trading ltd	COM	Y2685T107    921      41150   SH	 Sole		  41150
goldcorp inc			COM	380956409  1,274      32390   SH	 Sole		  32390
goodrich pete corp		COM	382410405  1,387      56980   SH	 Sole		  56980
gse systems inc warrants	COM	36227K106     -       76527   SH	 Sole		  76527
heidrick & struggles intl	COM	422819102  1,687      53990   SH	 Sole		  53990
hercules offshore inc		COM	427093109  1,223     255875   SH	 Sole		 255875
kaydon corp			COM	486587108    261       7290   SH	 Sole		   7290
kinross gold corp		COM	496902404  1,181      64195   SH	 Sole		  64195
korn ferry intl			COM	500643200  1,501      90980   SH	 Sole		  90980
mks instruments inc		COM	55306N104    812      46660   SH	 Sole		  46660
newmont mining corp		COM	651639106  1,074      22705   SH	 Sole		  22705
omnivision technologies		COM	682128103  1,364      93960   SH	 Sole		  93960
orion energy systems inc	COM	686275108  1,255     285767   SH	 Sole		 285767
paladin res nl			COM	Q7264T104    171      45420   SH	 Sole		  45420
paragon shipping inc cl a	COM	69913R309    906     199070   SH	 Sole		 199070
petrohawk energy corp		COM	716495106  1,760      73370   SH	 Sole		  73370
pioneer drilling co		COM	723655106  2,877     364174   SH	 Sole		 364174
pioneer nat res co		COM	723787107  1,850      38410   SH	 Sole		  38410
precision drilling corp		COM	740215108  2,183     301158   SH	 Sole		 301158
ram energy resources inc	COM	75130P109    441     215140   SH	 Sole		 215140
rf micro devices inc		COM	749941100  1,468     307710   SH	 Sole		 307710
rogers corp			COM	775133101    493      16280   SH	 Sole		  16280
rosetta resources inc		COM	777779307  1,899      95330   SH	 Sole		  95330
sanmina sci corp		COM	800907206    837      75870   SH	 Sole		  75870
shoe carnival inc		COM	824889109    953      46560   SH	 Sole		  46560
skechers usa inc-cl a		COM	830566105    948      32240   SH	 Sole		  32240
skyworks solutions inc		COM	83088M102    758      53390   SH	 Sole		  53390
smith intl inc			COM	832110100    308      11330   SH	 Sole		  11330
spherion corp			COM	848420105    416      74070   SH	 Sole		  74070
st mary ld & expl co		COM	792228108  2,326      67920   SH	 Sole		  67920
standard microsystems corp	COM	853626109    585      28170   SH	 Sole		  28170
superior well svcs inc		COM	86837X105  2,654     186132   SH	 Sole		 186132
support.com inc			COM	86858W101  1,342     508233   SH	 Sole		 508233
swift energy co			COM	870738101  1,506      62840   SH	 Sole		  62840
tbs international limited com 	COM	G86975151    967     131599   SH	 Sole		 131599
tesco corp			COM	88157K101  1,375     106480   SH	 Sole		 106480
treasur island rty tr unit	COM	894626209    637    1274742   SH	 Sole		1274742
trican well svc ltd		COM	895945103    983      73630   SH	 Sole		  73630
trinidad drilling ltd		COM	CA8963561    850     126580   SH	 Sole		 126580
triquint semiconductor inc	COM	89674K103  1,284     213960   SH	 Sole		 213960
trueblue inc			COM	89785X101  1,699     114701   SH	 Sole		 114701
twin disc inc			COM	901476101  1,287     123319   SH	 Sole		 123319
txco res inc			COM	87311M102     11      70240   SH	 Sole		  70240
uex corp			COM	902666106    288     275570   SH	 Sole		 275570
union drilling inc		COM	90653P105  1,746     279379   SH	 Sole		 279379
ur energy inc			COM	91688R108    400     521650   SH	 Sole		 521650
uranium energy corp com		COM	916896103  1,427     377466   SH	 Sole		 377466
uranium energy corp warrants	COM	916896103    140     208333   SH	 Sole		 208333
w & t offshore inc		COM	92922P106    166      14170   SH	 Sole		  14170
weatherford international ltd	COM	H27013103    180      10040   SH	 Sole		  10040
whiting petroleum corp		COM	966387102    993      13900   SH	 Sole		  13900
xtreme coil drilling corp	COM	98417D102    287      72220   SH	 Sole		  72220
xyratex ltd			COM	G98268108  1,867     140307   SH	 Sole		 140307
REPORT SUMMARY 		74	DATA RECORDS	  82,862     0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
